Land Use Rights (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Land Use Rights [Line Items]
Net book amounts of land use rights					¥ 27,371,318	¥ 28,129,639
Land Use Rights [Member]
Land Use Rights [Line Items]
Amortization expenses					946,697	946,697	¥ 946,697
Land Use Rights [Member] | Forecast [Member]
Land Use Rights [Line Items]
Amortization expenses	¥ 946,697	¥ 946,697	¥ 946,697	¥ 946,697
Lianwai School’s [Member]
Land Use Rights [Line Items]
Net book amounts of land use rights					¥ 2,733,654	¥ 2,837,247